Schedule I—Condensed Financial Information of the Parent Company - Statements of Income and Comprehensive Income (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Condensed Financial Information
General and administrative expenses	¥ (3,748,548)	$ (574,490)	¥ (4,064,264)	¥ (2,674,179)
Other operating income	707,855	108,483	645,413	757,062
Income from operations	5,860,086	898,098	4,773,374	2,421,113
Interest expenses	(67,357)	(10,323)	(86,004)	(159,744)
Share of income (loss) of an equity method investee	30,015	4,600	27,182	(46,999)
Impairment loss on an equity method investee	(43,160)	(6,614)
Net income attributable to Vipshop Holdings Limited's shareholders	5,906,957	905,282	4,016,832	2,128,787
Other comprehensive income, net of tax of nil:
Foreign currency translation adjustments	(2,298)	(353)	(25,773)	(7,083)
Comprehensive income attributable to Vipshop Holdings Limited's shareholders	5,904,659	904,929	3,991,059	2,121,704
Tax on Foreign currency translation	0		0	0
Parent company
Condensed Financial Information
General and administrative expenses	(12,625)	(1,935)	(31,240)	(694,847)
Other operating income	81,989	12,567	39,385	36,087
Income from operations	69,364	10,632	8,145	(658,760)
Interest expenses			(9,062)	(57,293)
Share of income (loss) of an equity method investee	(4,200)	(644)	(6,163)	1,642
Impairment loss on an equity method investee	(38,115)	(5,841)
Equity income of subsidiaries	5,879,908	901,135	4,023,912	2,843,198
Net income attributable to Vipshop Holdings Limited's shareholders	5,906,957	905,282	4,016,832	2,128,787
Other comprehensive income, net of tax of nil:
Foreign currency translation adjustments	(2,298)	(353)	(25,773)	(7,083)
Comprehensive income attributable to Vipshop Holdings Limited's shareholders	5,904,659	$ 904,929	3,991,059	2,121,704
Tax on Foreign currency translation	¥ 0		¥ 0	¥ 0